Cover Page	Oct. 29, 2025	Aug. 06, 2025
Cover [Abstract]
Entity Registrant Name	NN, Inc.
Document Type	8-K
Document Period End Date	Oct. 29, 2025
Amendment Flag	false
Entity Central Index Key	0000918541
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39268
Entity Tax Identification Number	62-1096725
Entity Address, Address Line One	6210 Ardrey Kell Road, Suite 120
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code		980
Local Phone Number		264-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	NNBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false